J.P. Morgan Mortgage Trust 2023-6 ABS-15G

Exhibit 99.17

Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments	Deal #
303105100	XXX	DTI	41.07%	41.00%	Incoming Value: 41.07 Audit Value: 41.00 DTI difference is within lender tolerance.	0627-024
302907201	XXX	DTI	30.16%	31.10%	Incoming Value: 30.16 Audit Value: 31.10 Audited DTI is higher due to the 2nd home payment. Lender shows $X,XXXand statement in file shows $X,XXX regular monthly payment.	0627-024
302907201	XXX	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	Single Family Detached (non PUD)	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal	0627-024
303010423	XXX	DTI	43.05%	42.37%	Incoming Value: 43.05 Audit Value: 42.37 DTI difference is within lender tolerance.	0627-024
302950771	XXX	DTI	44.69%	43.41%	Incoming Value: 44.69 Audit Value: 43.41 Audit used lower consumer debts per credit report.	0627-030
303232080	XXX	Note Date	Per Tape	Per Data	Incoming Per Tape Audit Value: Audit Value Pulled From Note	0627-033
303143054	XXX	DTI	44.74%	44.93%	Incoming Value: 44.74 Audit Value: 44.93 DTI difference is within lender tolerance.	0627-034
303397539	XXX	DTI	37.92%	43.41%	Incoming Value: 37.92 Audit Value: 43.41 Audit DTI based on income and debts documented in the loan file.	0627-034